Business segment information (Tables)	12 Months Ended
Mar. 31, 2013
Components of Sales and Operating Revenue

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Sales and operating revenue:
Imaging Products & Solutions —
Customers	906,439	756,625	726,774
Intersegment	9,185	4,692	3,598

Total	915,624	761,317	730,372
Game —
Customers	744,601	679,899	527,110
Intersegment	120,368	125,067	179,968

Total	864,969	804,966	707,078
Mobile Products & Communications —
Customers	631,514	622,415	1,220,013
Intersegment	73	262	37,605

Total	631,587	622,677	1,257,618
Home Entertainment & Sound —
Customers	1,712,324	1,282,728	993,822
Intersegment	640	428	1,005

Total	1,712,964	1,283,156	994,827
Devices —
Customers	771,350	677,208	583,968
Intersegment	380,537	349,360	264,607

Total	1,151,887	1,026,568	848,575
Pictures —
Customers	599,654	656,097	732,127
Intersegment	312	1,624	612

Total	599,966	657,721	732,739
Music —
Customers	457,771	430,751	431,719
Intersegment	12,972	12,038	9,989

Total	470,743	442,789	441,708
Financial Services —
Customers	798,495	868,971	1,004,623
Intersegment	8,031	2,924	3,113

Total	806,526	871,895	1,007,736
All Other —
Customers	449,778	465,745	532,558
Intersegment	70,004	64,598	56,283

Total	519,782	530,343	588,841
Corporate and elimination	(492,775)	(508,220)	(508,643)

Consolidated total	7,181,273	6,493,212	6,800,851

Components of Segment Profit or Loss

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Operating income (loss):
Imaging Products & Solutions	52,439	18,592	1,436
Game	48,494	29,302	1,735
Mobile Products & Communications	5,321	7,246	(97,170)
Home Entertainment & Sound	(73,205)	(203,211)	(84,315)
Devices	34,893	(22,126)	43,895
Pictures	38,669	34,130	47,800
Music	38,927	36,887	37,218
Financial Services	118,818	131,421	145,807
All Other	(13,839)	(54,082)	91,003

Total	250,517	(21,841)	187,409
Corporate and elimination	(50,696)	(45,434)	42,691

Consolidated operating income (loss)	199,821	(67,275)	230,100
Other income	44,966	23,478	68,656
Other expenses	(39,774)	(39,389)	(53,075)

Consolidated income (loss) before income taxes	205,013	(83,186)	245,681

Components of Other Significant Items

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Equity in net income (loss) of affiliated companies:
Imaging Products & Solutions	(157)	(154)	743
Game	—	—	—
Mobile Products & Communications	4,155	(57,680)	—
Home Entertainment & Sound	7,214	(64,078)	—
Devices	27	(44)	—
Pictures	2,483	(516)	(601)
Music	(265)	(372)	(4,766)
Financial Services	(1,961)	(1,252)	(2,303)
All Other	2,566	2,399	(21)

Consolidated total	14,062	(121,697)	(6,948)

Depreciation and amortization:
Imaging Products & Solutions	36,666	35,951	36,056
Game	13,649	10,848	10,423
Mobile Products & Communications	8,974	9,015	22,503
Home Entertainment & Sound	29,314	27,358	23,573
Devices	106,824	116,971	113,137
Pictures	7,996	10,825	10,424
Music	12,166	10,789	11,414
Financial Services, including deferred insurance acquisition costs	62,077	56,322	56,305
All Other	21,574	19,548	18,302

Total	299,240	297,627	302,137
Corporate	26,126	21,967	28,417

Consolidated total	325,366	319,594	330,554

Sales and Operating Revenue to External Customers by Product Category in IP&S, MP&C, HE&S and Devices Segments

The following table includes a breakdown of sales and operating revenue to external customers by product category in the following segments: IP&S, MP&C, HE&S and Devices. The IP&S, MP&C, HE&S and Devices segments are each managed as a single operating segment by Sony’s management.

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Sales and operating revenue:
Imaging Products & Solutions
Digital Imaging Products	628,358	489,526	449,724
Professional Solutions	268,687	256,871	259,899
Other	9,394	10,228	17,151

Total	906,439	756,625	726,774
Game	744,601	679,899	527,110
Mobile Products & Communications
Mobile Communications	—	77,732	733,622
Personal and Mobile Products	625,200	538,816	480,132
Other	6,314	5,867	6,259

Total	631,514	622,415	1,220,013
Home Entertainment & Sound
Televisions	1,200,487	840,359	581,475
Audio and Video	502,684	433,800	405,024
Other	9,153	8,569	7,323

Total	1,712,324	1,282,728	993,822
Devices
Semiconductors	359,321	377,177	301,915
Components	409,165	295,822	271,654
Other	2,864	4,209	10,399

Total	771,350	677,208	583,968
Pictures	599,654	656,097	732,127
Music	457,771	430,751	431,719
Financial Services	798,495	868,971	1,004,623
All Other	449,778	465,745	532,558
Corporate	109,347	52,773	48,137

Consolidated total	7,181,273	6,493,212	6,800,851

Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets

Sales and operating revenue attributed to countries based on location of external customers for the fiscal years ended March 31, 2011, 2012 and 2013 and property, plant and equipment, net as of March 31, 2012 and 2013 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Sales and operating revenue:
Japan	2,152,552	2,104,669	2,203,228
United States	1,443,693	1,211,849	1,064,765
Europe	1,539,432	1,268,258	1,362,488
China	562,048	495,101	464,784
Asia-Pacific	726,364	636,489	806,205
Other Areas	757,184	776,846	899,381

Total	7,181,273	6,493,212	6,800,851

	Yen in millions
	March 31
	2012	2013
Property, plant and equipment, net:
Japan	699,647	617,581
United States	82,914	74,359
Europe	55,192	53,460
China	39,388	48,689
Asia-Pacific	37,060	48,977
Other Areas	16,797	18,484

Total	930,998	861,550

Major Areas in each Geographic Segment excluding Japan, United States and China

Major areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Sweden
(2) Asia-Pacific:	India, South Korea and Oceania
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada